Intangible assets and goodwill (Tables)	12 Months Ended
Dec. 31, 2019
Intangible assets and goodwill.
Summary of Intangible Assets and Goodwill

		Rights on	Customer	Educational		Software		Educational	Non-compete
	Goodwill	contracts	relationships	system	Copyrights	license	Trademarks	platform	agreement	In Progress	Total

Cost
As of December 31, 2017	89,634	15,263	23,045	36,656	4,948	1,393	19,115	3,942	1,097	—	195,093
Acquisitions	—	—	—	—	7,744	1,415	62	17,969	—	2,213	29,403
As of December 31, 2018	89,634	15,263	23,045	36,656	12,692	2,808	19,177	21,911	1,097	2,213	224,496
Corporate restructuring (Note 2.2)	(53,521)	—	—	—	—	—	—	—	—	—	(53,521)
Acquisitions	—	—	—	—	8,377	4,441	—	23,634	309	6,341	43,102
Disposals	—	—	—	—	—	—	—	(1,841)	—	—	(1,841)
Acquisitions through business combinations	880,654	—	183,926	214,567	—	11,163	336,121	24,728	6,897	20,607	1,678,663
Transfer	—	—	—	—	—	—	—	19,555	—	(19,555)	—
As of December 31, 2019	916,767	15,263	206,971	251,223	21,069	18,412	355,298	87,987	8,303	9,606	1,890,899

Amortization
As of December 31, 2017	—	(2,767)	(4,924)	(6,127)	(1,321)	(273)	(2,670)	(1,473)	(55)	—	(19,610)
Amortization	—	(1,182)	(2,636)	(6,589)	(2,618)	(375)	(1,140)	(2,387)	(219)	—	(17,146)
As of December 31, 2018	—	(3,949)	(7,560)	(12,716)	(3,939)	(648)	(3,810)	(3,860)	(274)	—	(36,756)
Amortization	—	(1,342)	(6,450)	(9,518)	(7,743)	(2,307)	(4,431)	(10,449)	(536)	—	(42,776)
Amortization of disposals	—	—	—	—	—	—	—	536	—	—	536
As of December 31, 2019	—	(5,291)	(14,010)	(22,234)	(11,682)	(2,955)	(8,241)	(13,773)	(810)	—	(78,996)

Net book value
As of December 31, 2018	89,634	11,314	15,485	23,940	8,753	2,160	15,367	18,051	823	2,213	187,740
As of December 31, 2019	916,767	9,972	192,961	228,989	9,387	15,457	347,057	74,214	7,493	9,606	1,811,903

Summary of Carrying Amount of Goodwill by Operating Segment	The carrying amount of goodwill by operating segment was:

	2019	2018
Core	755,539	62,036
Supplemental	161,228	27,598
	916,767	89,634

Summary of Fair Value Calculations of Discounted Cash Flow Model

The value -in-use calculations were based on the discounted cash flow model and are based on the following assumptions for those segments:

	Budget period				Growth rate
					beyond budget
	Gross margin		Growth rate		period		Discount rate
	2019	2018	2019	2018	2019	2018	2019	2018
Core	76.7%	78.8%	11.1%	21.1%	4.3%	4.0%	12.7%	15.7%
Supplemental	81.0%	87.4%	18.3%	33.0%	4.3%	4.0%	14.5%	17.6%

Summary of Estimated Useful lives of Intangible Assets

The estimated useful lives of intangible assets for the years ended December 31, 2019, 2018 and 2017 are as follows:

Years
Rights on contracts	10
Customer relationships	5 to 16
Educational system	3 to 10
Copyrights	3
Software license	2 a 5
Trademarks	10 to 20
Educational platform	3 a 10
Non-compete agreement	2 a 5